Ordinary Shares - Additional Information (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Apr. 28, 2017	Aug. 31, 2015	Jul. 31, 2004
Class Of Stock [Line Items]
Ordinary shares, shares issued	113,456,157	65,759,210			12,623,530
Ordinary shares issued, par value
Ordinary shares, par value	$ 0.0001	$ 0.0001		$ 0.0001
Preferred share par value				$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares outstanding	113,456,157	65,759,210
Class A Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares authorized			450,000,000
Ordinary shares voting rights	one vote per share
Ordinary shares, shares outstanding	104,054,977	58,973,604
Class B Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares authorized			50,000,000
Ordinary shares voting rights	ten votes per share
Ordinary shares, shares outstanding	9,401,180	6,785,606